CAPITAL IMPROVEMENTS IN PROGRESS AND NEWBUILDINGS (Schedule of Capital Improvements, Newbuildings and Vessel Purchase Deposits) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Capital improvements in progress	$ 23,844	$ 15,758
Newbuildings	150,740	146,496
Capital improvements in progress and newbuildings	$ 174,584	$ 162,254